FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated Michigan Intermediate Municipal Trust
Class A Shares
Federated Municipal High Yield Advantage Fund
Class A Shares
Class B Shares
Class C Shares
Class F Shares
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Supplement to Statements of Additional Information dated October 31, 2008.

At its meeting in August 2009, the Board of Directors of Federated Municipal Securities Income Trust approved a change in the custodian for Federated Michigan Intermediate Municipal Trust and Federated Municipal High Yield Advantage Fund (each a “Fund”) from State Street Bank and Trust Company to The Bank of New York Mellon. The change in custodian is expected to occur on or about October 30, 2009.

Effective as of the change in custodian to The Bank of New York Mellon, the following changes in the Fund’s Statement of Additional Information dated October 31, 2008 should be made:

1. Please replace the section entitled “CUSTODIAN” with the following:

CUSTODIAN
The Bank of New York Mellon, New York, New York, is custodian for the securities and cash ofthe Fund.

2.  Under the section entitled “ADDRESSES” please replace the section entitled “Custodian, Transfer Agent and Dividend Disbursing Agent” with the following:

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

3. Under the section entitled “APPENDIX” please replace the section entitled “CUSTODIAN” with the following:

CUSTODIAN
The Bank of New York Mellon

                                                                                                August 25, 2009

Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor

Cusip 313923302
Cusip 313923864
Cusip 313923856
Cusip 313923849
Cusip 313923831

41025 (08/09)